Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Operating expenses
Consulting		$ 27	$ 1	$ 158	$ 201	$ 242
Depreciation	3	3	7	7	9	10
Employee related costs	578	732	1,614	1,252	1,988	3,413
Finance costs	4	(38)	4	240	242	39
Professional fees	133	151	745	273	512	435
Exploration expenditures	2,761	566	7,128	2,962	4,719	18,051
Other operating expenses	596	442	906	933	1,847	3,178
Impairment of equipment						112
Total operating expenses	4,075	1,883	10,405	5,825	9,518	25,480
Change in financial instrument fair value	524	1,132	189	2,501	2,719
Other gains					(587)
Interest and other income						(16)
Foreign exchange (gain) loss	(80)	(686)	113	(489)	(528)	434
Interest expense	78	62	218	203	275
Loss (gain) on available for sale securities	12	19	6	13	11	(28)
Loss before income taxes	4,609	2,410	10,931	8,053	11,408	25,870
Income tax benefit						(2,755)
Net loss	4,609	2,410	10,931	8,053	11,408	23,115
Other comprehensive (gain) loss:
Net loss	4,609	2,410	10,931	8,053	11,408	23,115
Other comprehensive (gain) loss:
Reporting currency translation	91	987	(140)	36	(427)	959
Total comprehensive loss	$ 4,700	$ 3,397	$ 10,791	$ 8,089	$ 10,981	$ 24,074
Loss per common share, basic (in dollars per shares)	$ 0.02	$ 0.01	$ 0.06	$ 0.05	$ 0.07	$ 0.17
Weighted average common shares outstanding (in shares)	195,081,408	167,605,398	184,880,012	161,140,606	164,038,509	136,045,244